Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WP Trust
Entity Central Index Key	0001645192
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
IPS Strategic Capital Absolute Return Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name	IPS Strategic Capital Absolute Return Fund
Class Name	Institutional Class
Trading Symbol	IPSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about IPS Strategic Capital Absolute Return Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://investpsfunds.com. You can also request this information by contacting us at 1-866-959-9260.
Additional Information Phone Number	1-866-959-9260
Additional Information Website	https://investpsfunds.com
Expenses [Text Block]
What were the Fund costs for the year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
IPS Strategic Capital Absolute Return Fund	$153.85	1.45%

Expenses Paid, Amount	$ 153.85
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Fund's overall performance has been strong due to a combination of strategic options placement, risk management, and beta rebalancing. Over the year examined, the Fund outperformed its peers, ranking in the top quartile of comparable funds.

Key strategies used to achieve these results include:

Treasury Bills and Box Spreads: The Adviser utilized higher interest rates on Treasury Bills and OCC-cleared box spreads to finance a synthetic portfolio of long calls and puts. This structure allowed the Fund to benefit from the prevailing interest rate environment while maintaining a flexible portfolio.

Positive Theta from Put Bear Ratio Spreads: Elevated VIX levels presented an opportunity for the Adviser to overwrite put bear ratio spreads, which provided positive theta (time decay benefit) while simultaneously offering downside protection and a negative delta (hedging against market downturns). (VIX represents cost of options.)

Positive Gamma Portfolio: The Fund maintained a positive gamma, which enhanced its ability to participate in market rallies while reducing exposure during downturns. This flexibility allowed the portfolio to capitalize on market volatility more effectively than a static strategy. (Gamma represents how the profit/loss of the portfolio will reduce risk in a down market and increase market participation in an up market. Gamma is the mechanism that causes beta to rise in up markets and fall in down markets providing a perfect hedge to the portfolio.)

Beta Management: The Adviser actively managed the Fund's beta, increasing it during downtrends to capture rebounds and reducing it during uptrends to protect gains. This active rebalancing helped the Fund avoid the common pitfalls associated with traditional momentum strategies, providing a smoother performance trajectory. (Beta is the sensitivity of the portfolio to the general market. If the market is rising, you want your beta to rise. If the market is falling, you want your beta to fall.)

The successful implementation of these strategies resulted in the Fund outperforming its peer group, achieving top-quartile performance during the year analyzed. By leveraging high interest rates, using creative options strategies, and actively managing beta, the portfolio manager maximized returns while effectively controlling risk. This approach allowed the Fund to capture more gains during market upswings and limit losses during downturns, demonstrating a well-rounded and highly effective investment strategy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Inception (04/15/2016)
IPS Strategic Capital Absolute Return Fund	12.20%	7.48%	6.34%
S&P 500® Index	18.41%	16.85%	14.58%

Performance Inception Date	Apr. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 55,262,697
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 526,087
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$55,262,697
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	105%
Total Advisory Fees Paid ($)	$526,087

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets) * Net Cash represents money market funds and other assets in excess of liabilities.